Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of balance of equity - non-controlling interests

Thousand of Reais	2024	2023

Total	335,447	403,350
Rojo Entretenimento S.A.	11,226	8,165
Banco Hyundai Capital	324,819	268,859
Return Capital Gestão de Ativos e Participações S.A.	-	(9,379)
Toro Corretora de Títulos e valores Mobiliários Ltda.	-	112,023
Toro Investimentos S.A.	-	21,640
Solution 4fleet Consultoria Empresarial S.A.	-	25
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	-	2,017
Fit Economia de Energia S.A.	(4,382)	—
América Gestão Serviços em Energia S.A.	3,784	—

Schedule of balance of profit attributable to non-controlling interests

Thousand of Reais	2024	2023

Profit attributable to non-controlling interests	48,257	49,499
Comprising:
Banco PSA Finance Brasil S.A.	-	8,068
Rojo Entretenimento S.A.	977	697
Banco Hyundai Capital	61,493	50,530
Return Capital Gestão de Ativos e Participações S.A.	(6,287)	(6,774)
Toro Corretora de Títulos e Valores Mobiliários Ltda.	-	(3,212)
Toro Investimentos S.A.	-	3,253
Solution 4Fleet Consultoria Empresarial S.A.	416	(1,785)
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	-	(1,278)
Fit Economia de Energia S.A.	(7,272)	—
América Gestão Serviços em Energia S.A.	(1,070)	—

Schedule of changes in the balance of non-controlling interests

	2024	2023	2022
Thousand of Reais
Balance at the beginning of the fiscal year	403,350	497,342	334,349
Incorporation / Acquisition	(112,710)	(134,214)	20,446
Dividends paid / Interest on Capital	-	(6,790)	(7,432)
Capital increase	-	-	66,957
Profit attributable to non-controlling interests	48,257	49,499	52,382
Others	(3,450)	(2,487)	30,640
Balance at the end of the fiscal year	335,447	403,350	497,342